Risk Management_Value at risk analysis for trading activities (Details) - KRW (₩)	Jun. 30, 2018	Dec. 31, 2017
Fair value concentration of risk market risk management reporting date value at risk [Member]
Value at risk [Line Items]
Total VaR	₩ 5,182,000,000	₩ 5,370,000,000
Fair value concentration of risk market risk management value at risk during year [Member] | Average
Value at risk [Line Items]
Total VaR	6,420,000,000	7,123,000,000
Fair value concentration of risk market risk management value at risk during year [Member] | Maximum
Value at risk [Line Items]
Total VaR	8,614,000,000	9,363,000,000
Fair value concentration of risk market risk management value at risk during year [Member] | Minimum
Value at risk [Line Items]
Total VaR	4,814,000,000	5,370,000,000
Interest rate risk | Fair value concentration of risk market risk management reporting date value at risk [Member]
Value at risk [Line Items]
Total VaR	2,179,000,000	4,183,000,000
Interest rate risk | Fair value concentration of risk market risk management value at risk during year [Member] | Average
Value at risk [Line Items]
Total VaR	3,787,000,000	3,799,000,000
Interest rate risk | Fair value concentration of risk market risk management value at risk during year [Member] | Maximum
Value at risk [Line Items]
Total VaR	4,992,000,000	4,918,000,000
Interest rate risk | Fair value concentration of risk market risk management value at risk during year [Member] | Minimum
Value at risk [Line Items]
Total VaR	1,730,000,000	2,467,000,000
Stock price | Fair value concentration of risk market risk management reporting date value at risk [Member]
Value at risk [Line Items]
Total VaR	2,872,000,000	909,000,000
Stock price | Fair value concentration of risk market risk management value at risk during year [Member] | Average
Value at risk [Line Items]
Total VaR	2,524,000,000	2,863,000,000
Stock price | Fair value concentration of risk market risk management value at risk during year [Member] | Maximum
Value at risk [Line Items]
Total VaR	4,618,000,000	4,419,000,000
Stock price | Fair value concentration of risk market risk management value at risk during year [Member] | Minimum
Value at risk [Line Items]
Total VaR	1,138,000,000	909,000,000
Foreign currencies translation risk | Fair value concentration of risk market risk management reporting date value at risk [Member]
Value at risk [Line Items]
Total VaR	4,224,000,000	4,750,000,000
Foreign currencies translation risk | Fair value concentration of risk market risk management value at risk during year [Member] | Average
Value at risk [Line Items]
Total VaR	4,853,000,000	5,051,000,000
Foreign currencies translation risk | Fair value concentration of risk market risk management value at risk during year [Member] | Maximum
Value at risk [Line Items]
Total VaR	6,136,000,000	6,636,000,000
Foreign currencies translation risk | Fair value concentration of risk market risk management value at risk during year [Member] | Minimum
Value at risk [Line Items]
Total VaR	3,695,000,000	4,061,000,000
Commodity price | Fair value concentration of risk market risk management reporting date value at risk [Member]
Value at risk [Line Items]
Total VaR	2,000,000	0
Commodity price | Fair value concentration of risk market risk management value at risk during year [Member] | Average
Value at risk [Line Items]
Total VaR	1,000,000	31,000,000
Commodity price | Fair value concentration of risk market risk management value at risk during year [Member] | Maximum
Value at risk [Line Items]
Total VaR	4,000,000	188,000,000
Commodity price | Fair value concentration of risk market risk management value at risk during year [Member] | Minimum
Value at risk [Line Items]
Total VaR	0	0
Diversification | Fair value concentration of risk market risk management reporting date value at risk [Member]
Value at risk [Line Items]
Total VaR	(4,095,000,000)	(4,472,000,000)
Diversification | Fair value concentration of risk market risk management value at risk during year [Member] | Average
Value at risk [Line Items]
Total VaR	(4,745,000,000)	(4,621,000,000)
Diversification | Fair value concentration of risk market risk management value at risk during year [Member] | Maximum
Value at risk [Line Items]
Total VaR	(7,136,000,000)	(6,798,000,000)
Diversification | Fair value concentration of risk market risk management value at risk during year [Member] | Minimum
Value at risk [Line Items]
Total VaR	₩ (1,749,000,000)	₩ (2,067,000,000)